Income taxes - Uncertain tax positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of year	€ 8,552	€ 9,238
Decreases to tax positions related to prior years	0	(720)
Interest and penalties	132	34
Balance, end of year	€ 8,684	€ 8,552